Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses	€ 838	€ 958
Class A common stock
Class common stock, par value (in Euro per share)	€ 0.06	€ 0.06
Class common stock, shared authorized (in shares)	1,523,230,720	1,523,230,720
Class common stock, shares issued (in shares)	115,621,475	114,059,630
Common stock, shares outstanding (in shares)	115,621,475	114,059,630
Class B common stock
Class common stock, par value (in Euro per share)	€ 0.60	€ 0.60
Class common stock, shared authorized (in shares)	237,676,928	237,676,928
Class common stock, shares issued (in shares)	237,476,895	237,476,895
Common stock, shares outstanding (in shares)	237,476,895	237,476,895